For Internal Use Only
SEC File No. 9-

91-532

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And 9 Copies

05060521

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

RECEIVED JUL 11 2005

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SECURITIES AND EXCHANGE COMMISSION RECEIVED JUL 12 2005 DIVISION OF MARKET REGULATION

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**
1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **American Stock Exchange LLC**	
2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Corporation**	
3. Class of New Derivative Securities Product: **Index-Linked Note**	
4. Name of Underlying Instrument: **CBOE S&P 500 BuyWrite Index (BXM)**	
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: **Broad**	
6. Ticker Symbol(s) of New Derivative Product: **BXA**	
7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades: **American Stock Exchange, New York Stock Exchange, the Nasdaq Market Inc. and the Chicago Board Options Exchange, Inc. The BXM Index is a benchmark index designed to measure the performance of a hypothetical "buy-write" strategy on the S&P 500 Index. The CBOE developed the BXM Index in response to requests by options portfolio managers that the CBOE provide an objective benchmark for evaluating the performance of buy-write strategies, one of the most popular option trading strategies. In addition, the Index also provides investors with a straightforward indicator of the risk-reducing character of options.**	
8. Settlement Methodology of New Derivative Securities Product: **Cash-settled**	
9. Position Limits of New Derivative Securities Product (if applicable): N/A	

PROCESSED AUG 01 2005 THOMSON FINANCIAL

PROCESSED AUG 01 2005 THOMSON FINANCIAL

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	July 11, 2005

Part II	***Execution***
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance programs and listing standards. Name of Official Responsible for Form: **Richard Mikaliunas**	
Title: **Senior Vice President, Capital Markets**	
Telephone Number: **(212) 306-1807**	
Manual Signature of Official Responsible for Form:	
Date: 7/08/2005	